U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Variable Investment Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.    Investment Company Act File Number: 811-8038

      Securities Act File Number:   033-70154

4(a)  Last day of fiscal year for which this Form is filed:

            December 31, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                        $23,696,146
                                                             -----------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                                 $5,138,209
                                                             ----------

      (iii) Aggregate  price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 1, 1995 that were
            not  previously  used to reduce
            registration fees payable to the
            Commission                                       $0
                                                             --

      (iv)  Total  available  redemption  credits
            [add items 5(ii) and 5(iii)]                     $5,138,209
                                                             ----------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv)[subtract item 5(iv)
            from item 5(i)]                                  $18,557,937
                                                             -----------

      (vi)  Redemption credits available for use
            in future years - if item 5(i) is less
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                                  $0
                                                             --

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)           x0.000264
                                                             ---------

      (viii)Registration fee due [multiply item 5(v)
            by item 5(vii)] (enter "0" if no fee is due):    =$4,899.30*
                                                             -----------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

7.    Interest due - if this Form is being filed more than
      90 days after the end of the Issuer's fiscal year
      (see instruction D):                                   +$0
                                                             ---

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:               =$4,899.30
                                                             ----------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                   X     Wire Transfer
                                   __    Mail or other means


      * Represents sales to unregistered unit investment trusts which are being reported on this form.

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

 INVESCO Variable Investment Funds, Inc. - INVESCO VIF-Blue Chip Growth Fund
                                           INVESCO VIF-Dynamics Fund
                                           INVESCO VIF-Equity Income Fund
                                           INVESCO VIF-Financial Services Fund
                                           INVESCO VIF-Health Sciences Fund
                                           INVESCO VIF-High Yield Fund
                                           INVESCO VIF-Market Neutral Fund
                                           INVESCO VIF-Real Estate
                                             Opportunity Fund
                                           INVESCO VIF-Small Company Growth Fund
                                           INVESCO VIF-Technology Fund
                                           INVESCO VIF-Telecommunications Fund
                                           INVESCO VIF-Total Return Fund
                                           INVESCO VIF-Utilities Fund



                         By: /s/ Mark H. Williamson
                             ----------------------
                             Mark H. Williamson
                             President


Date: March 29, 2000